Schedules of Investments (unaudited)
Impax Core Bond Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 98.5%
COMMUNITY INVESTMENT NOTES: 0.1%
CEI Investment Note, 2.000%, 11/03/23 (a)(b)	$304,521	$304,521
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (a)	250,000	237,173
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (a)(b)	150,000	150,000
(Cost $704,521)		691,694

CORPORATE BONDS: 36.0%
COMMUNICATION SERVICES: 2.1%
Altice France Holding SA, 144A, 10.500%, 05/15/27 (c)	1,000,000	625,066
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,465,105
AT&T, Inc., 4.300%, 02/15/30	1,000,000	910,918
AT&T, Inc., 5.400%, 02/15/34	1,000,000	936,330
AT&T, Inc., 3.500%, 09/15/53	1,000,000	618,398
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	840,696
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (c)	1,000,000	966,454
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	935,079
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (c)	370,000	353,705
Comcast Corp., 4.650%, 02/15/33	2,000,000	1,873,468
Comcast Corp., 5.350%, 05/15/53	800,000	730,090
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,367,270
T-Mobile USA, Inc., 3.500%, 04/15/31	2,500,000	2,116,398
T-Mobile USA, Inc., 5.750%, 01/15/54	1,000,000	922,442
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,064,140
Warnermedia Holdings, Inc., 6.412%, 03/15/26	500,000	500,125
Warnermedia Holdings, Inc., 5.141%, 03/15/52	2,500,000	1,859,091
		18,084,775

CONSUMER DISCRETIONARY: 2.5%
Amazon.com, Inc., 2.730%, 04/13/24	500,000	492,730
Amazon.com, Inc., 2.875%, 05/12/41	800,000	565,750
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	586,475
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	443,288
American University, The, 3.672%, 04/01/49	1,000,000	731,600
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	615,159
California Endowment, The, 2.498%, 04/01/51	1,000,000	582,732
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,110,818
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (c)	1,000,000	1,002,134
Ford Foundation, The, 2.415%, 06/01/50	750,000	437,521
Ford Motor Co., 3.250%, 02/12/32	1,100,000	848,808
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	469,887
General Motors Co., 5.400%, 10/15/29	1,000,000	953,762
Home Depot, Inc., The, 4.500%, 09/15/32	1,000,000	944,067
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (c)	1,000,000	903,048
Local Initiatives Support Corp., 1.000%, 11/15/25 (a)	1,000,000	882,963
Lowe’s Cos., Inc., 4.800%, 04/01/26	1,250,000	1,226,912
Lowe’s Cos., Inc., 5.000%, 04/15/33	1,000,000	941,873
Lowe’s Cos., Inc., 2.800%, 09/15/41	750,000	484,988
Lowe’s Cos., Inc., 5.750%, 07/01/53	750,000	700,297
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	619,547
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	468,856
MDC Holdings, Inc., 6.000%, 01/15/43	1,125,000	942,851
Nature Conservancy, The, 1.861%, 07/01/33	266,000	179,031
Nature Conservancy, The, 3.957%, 03/01/52	750,000	569,403
Starbucks Corp., 4.800%, 02/15/33	1,000,000	941,829
Starbucks Corp., 4.450%, 08/15/49	2,000,000	1,587,667
Toyota Motor Corp., 5.275%, 07/13/26	500,000	499,176
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (c)	1,000,000	567,663
		21,300,835

CONSUMER STAPLES: 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (c)	1,000,000	945,158
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (c)	1,000,000	989,517
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	810,713
Capital Impact Partners, 5.750%, 06/15/24 (a)	500,000	499,634
Capital Impact Partners, 2.300%, 10/15/24 (a)	500,000	480,741
CVS Health Corp., 5.000%, 01/30/29	800,000	774,210
CVS Health Corp., 5.300%, 06/01/33	2,500,000	2,369,516
CVS Health Corp., 5.125%, 07/20/45	1,000,000	842,330
CVS Health Corp., 5.875%, 06/01/53	1,000,000	925,541
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (c)	1,500,000	1,421,787
Kellogg Co., 2.100%, 06/01/30	1,500,000	1,196,459
Kraft Heinz Foods Co., 144A, 7.125%, 08/01/39 (c)	1,000,000	1,061,771
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,000,000	779,856
Nestle Holdings, Inc., 144A, 5.000%, 09/12/33 (c)	2,000,000	1,959,302
PepsiCo., Inc., 3.900%, 07/18/32	1,000,000	911,861
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	765,429
Sysco Corp., 5.950%, 04/01/30	995,000	1,003,703
		17,737,528

ENERGY: 0.4%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	926,742
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	914,617
MidAmerican Energy Co., 2.700%, 08/01/52	2,000,000	1,136,571
		2,977,930

FINANCIALS: 11.6%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,345,946
Aflac, Inc., 3.600%, 04/01/30	1,000,000	886,577
Assured Guaranty US Holdings, Inc., 6.125%, 09/15/28	750,000	750,654
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	827,780
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	856,565
Bank of America Corp., 0.981%, 09/25/25 (d)	2,000,000	1,894,930
Bank of America Corp., 6.204%, 11/10/28 (d)	2,000,000	2,009,777
Bank of America Corp., 5.819%, 09/15/29 (d)	1,000,000	988,142
Bank of America Corp., 2.572%, 10/20/32 (d)	750,000	576,678
Bank of America Corp., 5.872%, 09/15/34 (d)	1,000,000	973,703
Bank of America Corp., 4.083%, 03/20/51 (d)	1,000,000	740,150
Bank of Montreal, 5.920%, 09/25/25	2,500,000	2,495,353
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	920,123
Bank of New York Mellon Corp., The, 5.834%, 10/25/33 (d)	1,000,000	983,557
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	865,826
BNG Bank NV, 144A, 0.500%, 11/24/25 (c)	250,000	226,543
Calvert Impact Capital, Inc., 3.000%, 03/14/25 (a)	1,000,000	922,910
Century Housing Corp., 4.500%, 02/15/26	1,000,000	951,682
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,526,656
Chubb INA Holdings, Inc., 2.850%, 12/15/51	250,000	155,082
Citigroup, Inc., 1.281%, 11/03/25 (d)	1,500,000	1,417,225
Citigroup, Inc., 2.014%, 01/25/26 (d)	2,000,000	1,889,243
Fiserv, Inc., 5.625%, 08/21/33	1,500,000	1,453,979
Fiserv, Inc., 4.400%, 07/01/49	1,500,000	1,150,232
Goldman Sachs Group, Inc., The, 0.855%, 02/12/26 (d)	2,500,000	2,317,772
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (d)	750,000	508,954
ING Groep NV, 3.869%, 03/28/26 (d)	1,500,000	1,448,115
JPMorgan Chase & Co., 0.563%, 02/16/25 (d)	2,000,000	1,955,500
JPMorgan Chase & Co., 0.768%, 08/09/25 (d)	2,000,000	1,905,488
JPMorgan Chase & Co., 2.947%, 02/24/28 (d)	1,000,000	907,634
JPMorgan Chase & Co., 3.964%, 11/15/48 (d)	1,000,000	730,489
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	4,941,650
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24	1,000,000	952,383
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,850,708
Kreditanstalt fuer Wiederaufbau, 3.125%, 06/10/25	2,000,000	1,931,074
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	918,139
Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	5,000,000	4,523,397
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26	1,500,000	1,340,395
Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/33	6,500,000	6,184,083
MetLife, Inc., 4.875%, 11/13/43	1,000,000	866,365
MetLife, Inc., 5.250%, 01/15/54	1,000,000	893,991
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)	3,000,000	2,760,801
Morgan Stanley, 5.592%, 11/10/23 (d)	3,000,000	3,000,037
Morgan Stanley, 3.625%, 01/20/27	2,000,000	1,867,996
Morgan Stanley, 4.457%, 04/22/39 (d)	1,000,000	835,957
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,036,197
Nasdaq, Inc., 5.350%, 06/28/28	500,000	491,164
Nasdaq, Inc., 5.550%, 02/15/34	1,000,000	955,006
National Bank of Canada, 0.550%, 11/15/24 (d)	1,600,000	1,588,190
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	857,255
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	439,054
Principal Financial Group, Inc., 5.375%, 03/15/33	2,000,000	1,922,679
Principal Financial Group, Inc., 5.500%, 03/15/53	2,000,000	1,766,170
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,306,826
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	226,906
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	778,696
Royal Bank of Canada, 3.970%, 07/26/24	1,000,000	983,985
Royal Bank of Canada, 4.950%, 04/25/25	2,000,000	1,971,469
Royal Bank of Canada, 4.875%, 01/12/26	2,000,000	1,963,510
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,970,514
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	977,373
Toronto-Dominion Bank, The, 5.103%, 01/09/26	1,000,000	987,055
Toronto-Dominion Bank, The, 2.800%, 03/10/27	750,000	682,246
Toronto-Dominion Bank, The, 4.456%, 06/08/32	800,000	717,904
Travelers Cos, Inc., The, 5.450%, 05/25/53	1,000,000	955,599
Travelers Cos. Inc., The, 6.250%, 06/15/37	1,000,000	1,053,160
Truist Financial Corp., 5.122%, 01/26/34 (d)	2,000,000	1,789,203
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	805,274
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (c)	1,000,000	786,619
		97,462,295

HEALTH CARE: 3.7%
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	966,922
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	882,963
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	792,414
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,584,475
Amgen, Inc., 5.150%, 03/02/28	2,000,000	1,967,724
Amgen, Inc., 3.000%, 02/22/29	750,000	666,876
Amgen, Inc., 4.200%, 03/01/33	500,000	444,873
Astrazeneca Finance, LLC, 4.875%, 03/03/28	1,500,000	1,474,353
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (c)	1,000,000	912,764
Becton Dickinson & Co., 4.298%, 08/22/32	750,000	678,650
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	832,975
Bristol-Myers Squibb Co., 4.250%, 10/26/49	1,000,000	792,869
Elevance Health, Inc., 2.375%, 01/15/25	1,000,000	955,467
Elevance Health, Inc., 1.500%, 03/15/26	500,000	453,036
Elevance Health, Inc., 4.101%, 03/01/28	1,000,000	942,689
Elevance Health, Inc., 2.250%, 05/15/30	1,000,000	814,125
Elevance Health, Inc., 5.125%, 02/15/53	1,750,000	1,546,738
HCA, Inc., 5.200%, 06/01/28	1,000,000	966,982
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (c)	1,000,000	862,625
IQVIA, Inc., 144A, 5.700%, 05/15/28 (c)	1,000,000	972,790
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	672,650
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	670,928
Laboratory Corp of America Holdings, 3.600%, 02/01/25	1,000,000	968,667
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	896,169
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	655,721
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,087,272
Pfizer Investment Enterprises Pte, Ltd., 4.650%, 05/19/25	1,000,000	986,546
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	947,248
Seattle Children’s Hospital, 1.208%, 10/01/27	1,000,000	840,100
UnitedHealth Group, Inc., 3.700%, 05/15/27	750,000	711,256
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	340,123
UnitedHealth Group, Inc., 5.875%, 02/15/53	1,000,000	1,004,865
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	918,520
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	940,254
		31,152,629

INDUSTRIALS: 2.6%
Ashtead Capital, Inc., 144A, 5.500%, 08/11/32 (c)	1,000,000	924,969
Ashtead Capital, Inc., 144A, 5.550%, 05/30/33 (c)	1,000,000	928,854
Burlington Northern Santa Fe, LLC, 5.200%, 04/15/54	1,000,000	917,553
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (c)	1,000,000	973,611
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,065,785
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	778,936
Masco Corp., 1.500%, 02/15/28	1,000,000	839,444
Norfolk Southern Corp., 5.050%, 08/01/30	750,000	723,153
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,006,281
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (c)	1,000,000	973,369
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,504,670
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,187,283
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	903,249
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (a)	2,000,000	1,853,041
Union Pacific Corp., 2.400%, 02/05/30	500,000	418,769
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	721,338
Union Pacific Corp., 4.950%, 05/15/53	2,000,000	1,793,791
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,303,149
Waste Management, Inc., 2.500%, 11/15/50	350,000	198,911
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,293,233
		22,309,389

INFORMATION TECHNOLOGY: 3.9%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	962,992
Analog Devices, Inc., 1.700%, 10/01/28	750,000	632,903
Apple, Inc., 2.400%, 08/20/50	1,000,000	590,455
Apple, Inc., 3.950%, 08/08/52	750,000	588,746
Apple, Inc., 4.850%, 05/10/53	750,000	687,598
Block, Inc., 3.500%, 06/01/31	1,000,000	786,711
Broadcom, Inc., 144A, 4.926%, 05/15/37 (c)	4,000,000	3,449,747
CDW, LLC/Finance Corp., 3.276%, 12/01/28	3,000,000	2,591,032
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (c)	600,000	588,762
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (c)	550,000	542,521
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,444,788
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	1,150,000	1,121,059
Intel Corp., 5.200%, 02/10/33	1,500,000	1,453,118
Intel Corp., 5.700%, 02/10/53	1,750,000	1,642,326
KLA Corp., 4.950%, 07/15/52	2,000,000	1,757,845
MasterCard, Inc., 2.950%, 03/15/51	2,900,000	1,882,938
Microchip Technology, Inc., 0.972%, 02/15/24	2,000,000	1,963,429
NetApp, Inc., 1.875%, 06/22/25	1,000,000	935,610
NXP BV/Funding, LLC/USA, Inc., 2.500%, 05/11/31	1,500,000	1,172,096
NXP BV/Funding, LLC/USA, Inc., 5.000%, 01/15/33	1,800,000	1,657,221
Open Text Corp., 144A, 6.900%, 12/01/27 (c)	1,000,000	1,003,176
QUALCOMM, Inc., 6.000%, 05/20/53	2,000,000	2,030,605
Visa, Inc., 3.650%, 09/15/47	3,100,000	2,356,266
		32,841,944

MATERIALS: 0.7%
Air Products and Chemicals, Inc., 4.800%, 03/03/33	1,500,000	1,440,696
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (c)	1,000,000	783,926
Ball Corp., 6.875%, 03/15/28	1,000,000	1,007,106
Ecolab, Inc., 5.250%, 01/15/28	1,000,000	998,816
Ecolab, Inc., 2.125%, 08/15/50	500,000	261,610
Ecolab, Inc., 2.750%, 08/18/55	950,000	538,908
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (c)	1,000,000	837,300
		5,868,362

REAL ESTATE: 2.7%
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	708,724
Alexandria Real Estate Equities, Inc., 4.750%, 04/15/35	2,000,000	1,760,466
American Tower Corp., 5.900%, 11/15/33	1,500,000	1,465,494
American Tower Corp., 2.950%, 01/15/51	500,000	282,471
American Tower Trust #1, 144A, 5.490%, 03/15/28 (c)	1,750,000	1,724,422
Crown Castle, Inc., 1.050%, 07/15/26	1,000,000	878,109
Crown Castle, Inc., 4.800%, 09/01/28	1,000,000	950,058
CubeSmart, LP, 2.500%, 02/15/32	2,500,000	1,903,730
Equinix, Inc., 1.000%, 09/15/25	1,000,000	909,078
Equinix, Inc., 3.900%, 04/15/32	1,250,000	1,069,140
Healthpeak OP, LLC, 5.250%, 12/15/32	2,000,000	1,862,242
Kimco Realty OP, LLC, 4.600%, 02/01/33	2,000,000	1,775,003
Prologis, LP, 5.125%, 01/15/34	2,250,000	2,126,799
SBA Tower Trust, 144A, 1.631%, 11/15/26 (c)	1,000,000	865,959
SBA Tower Trust, 144A, 1.840%, 04/15/27 (c)	2,000,000	1,715,812
Welltower OP, Inc., 3.850%, 06/15/32	1,500,000	1,280,569
Welltower OP, Inc., 6.500%, 03/15/41	1,750,000	1,721,943
		23,000,019

UTILITIES: 3.7%
AES Corp., The, 5.450%, 06/01/28	1,000,000	966,099
AES Corp., The, 2.450%, 01/15/31	1,000,000	769,909
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,540,339
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	956,417
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (c)	2,000,000	1,580,177
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	878,822
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,298,329
DTE Electric Co., 3.950%, 03/01/49	1,000,000	745,061
Georgia Power Co., 3.250%, 03/15/51	1,000,000	635,392
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (c)	1,500,000	1,234,743
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	1,560,185
Niagara Mohawk Power Corp., 144A, 5.783%, 09/16/52 (c)	2,000,000	1,854,827
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	2,698,307
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (c)	1,000,000	869,620
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	492,970
PG&E Recovery Funding, LLC, 5.256%, 01/15/38	1,000,000	972,678
PG&E Recovery Funding, LLC, 5.536%, 07/15/47	2,625,000	2,477,706
SCE Recovery Funding, LLC, 4.697%, 06/15/40	2,250,000	2,097,960
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,450,000	1,094,194
SCE Recovery Funding, LLC, 5.112%, 12/15/47	750,000	680,371
Southern Power Co., 4.150%, 12/01/25	1,000,000	967,214
Southern Power Co., 0.900%, 01/15/26	500,000	448,395
Southwestern Public Service Co., 3.150%, 05/01/50	3,500,000	2,156,536
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (c)	750,000	643,913
Union Electric Co., 2.150%, 03/15/32	1,000,000	767,706
		31,387,870

TOTAL CORPORATE BONDS
(Cost $342,760,891)		304,123,576

U.S. GOVERNMENT AGENCY BONDS: 1.3%
FEDERAL FARM CREDIT BANK (AGENCY): 0.3%
Federal Farm Credit Banks Funding Corp., 2.500%, 04/14/36	3,000,000	2,196,450

SMALL BUSINESS ADMINISTRATION (AGENCY): 0.3%
SBA Small Business Investment Cos., 5.168%, 03/10/33	1,485,765	1,452,932
SBA Small Business Investment Cos., 5.688%, 09/10/33	1,125,000	1,119,646
		2,572,578

US INTERNATIONAL DEVELOPMENT FINANCE CORP. (AGENCY): 0.7%
United States International Development Finance Corp., 5.580%, 09/15/26 (d)	1,000,000	1,000,000
United States International Development Finance Corp., 3.130%, 04/15/28	1,000,000	920,471
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	435,732
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	864,373
United States International Development Finance Corp., 5.550%, 03/15/30 (d)	1,857,143	1,857,142
United States International Development Finance Corp., 3.520%, 09/20/32	1,285,714	1,188,848
		6,266,566

TOTAL U.S. GOVERNMENT AGENCY BONDS		11,035,594
(Cost $11,635,679)

GOVERNMENT BONDS: 0.7%
Caisse d’Amortissement de la Dette Sociale, 144A, 1.375%, 01/20/31 (c)	3,000,000	2,357,156
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (c)	500,000	473,795
Kommunalbanken AS, 144A, 4.625%, 10/24/25 (c)	500,000	494,334
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (c)	1,500,000	1,337,132
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (c)	1,000,000	787,256
Ontario Teachers’ Finance Trust, 144A, 1.250%, 09/27/30 (c)	1,000,000	767,236

TOTAL GOVERNMENT BONDS		6,216,909
(Cost $7,121,274)

SUPRANATIONAL BONDS: 10.8%
Council of Europe Development Bank, 3.000%, 06/16/25	1,000,000	962,007
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,884,387
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,722,766
European Investment Bank, 3.250%, 01/29/24	6,000,000	5,956,167
European Investment Bank, 2.750%, 08/15/25	2,000,000	1,915,253
European Investment Bank, 1.375%, 03/15/27	2,000,000	1,784,349
European Investment Bank, 3.875%, 03/15/28	1,000,000	966,040
European Investment Bank, 1.750%, 03/15/29	800,000	688,547
European Investment Bank, 0.750%, 09/23/30	1,000,000	769,351
European Investment Bank, 3.750%, 02/14/33	3,000,000	2,786,598
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,975,305
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	2,974,664
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,781,488
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	2,848,988
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,767,504
Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,805,321
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,797,858
Inter-American Development Bank, 0.625%, 09/16/27	600,000	512,122
Inter-American Development Bank, 3.500%, 09/14/29	4,500,000	4,227,750
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	2,533,061
Inter-American Development Bank, 3.500%, 04/12/33	2,000,000	1,811,176
Inter-American Investment Corp., 2.625%, 04/22/25	1,000,000	957,477
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,621,673
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,647,725
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	455,165
International Bank for Reconstruction & Development, 3.125%, 06/15/27	2,000,000	1,887,404
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	852,031
International Bank for Reconstruction & Development, 0.000%, 03/31/28	4,500,000	4,091,625
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,294,604
International Bank for Reconstruction & Development, 4.625%, 08/01/28	550,000	548,253
International Bank for Reconstruction & Development, 3.875%, 02/14/30	1,000,000	951,383
International Bank for Reconstruction & Development, 4.000%, 07/25/30	3,000,000	2,865,195
International Bank for Reconstruction & Development, 5.713%, 02/11/31 (d)	2,000,000	1,985,558
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,198,202
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,563,886
International Development Association, 144A, 0.375%, 09/23/25 (c)	3,200,000	2,914,700
International Finance Corp., 0.375%, 07/16/25	1,000,000	918,497
International Finance Corp., 0.750%, 10/08/26	2,250,000	1,991,808
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,426,592
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,738,611

TOTAL SUPRANATIONAL BONDS		91,381,091
(Cost $98,257,462)

MUNICIPAL BONDS: 1.3%
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,750,000	1,517,637
California State University, 2.795%, 11/01/41	500,000	335,151
Commonwealth of Massachusetts, 3.881%, 01/15/31	2,000,000	1,853,449
Commonwealth of Massachusetts, 3.277%, 06/01/46	2,000,000	1,480,716
State of California, 7.550%, 04/01/39	2,000,000	2,357,734
State of Oregon, 4.721%, 05/01/42	2,000,000	1,801,560
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,061
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,202,430

TOTAL MUNICIPAL BONDS		10,673,738
(Cost $12,360,186)

U.S. TREASURY NOTES: 16.6%
United States Treasury Note (TIPS), 0.125%, 07/15/24	2,574,660	2,515,047
United States Treasury Note (TIPS), 0.625%, 01/15/26	3,859,320	3,669,588
United States Treasury Note, 4.500%, 07/15/26	20,000,000	19,817,188
United States Treasury Note (TIPS), 0.375%, 07/15/27	4,998,360	4,636,482
United States Treasury Note, 4.000%, 06/30/28	25,000,000	24,335,449
United States Treasury Note, 3.750%, 06/30/30	10,000,000	9,492,969
United States Treasury Note, 3.500%, 02/15/33	6,000,000	5,505,938
United States Treasury Note, 5.000%, 05/15/37	2,000,000	2,078,594
United States Treasury Note, 3.875%, 05/15/43	52,500,000	45,650,390
United States Treasury Note (TIPS), 1.000%, 02/15/48	1,239,560	923,488
United States Treasury Note, 3.625%, 05/15/53	26,000,000	21,533,281

TOTAL U.S. TREASURY NOTES		140,158,414
(Cost $151,837,114)

ASSET-BACKED SECURITIES: 6.0%
Avis Budget Rental Car Funding AESOP, LLC, 144A, 6.020%, 02/20/30 (c)	1,750,000	1,744,869
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	1,933,186
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (c)	331,648	283,155
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	471,926	440,698
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	533,480	466,136
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (c)	258,449	208,215
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (c)	331,186	268,884
Foundation Finance Trust 2019-1, 144A, 3.860%, 11/15/34 (c)	531,743	525,457
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (c)	937,258	827,100
Foundation Finance Trust 2023-1, 144A, 5.670%, 12/15/43 (c)	2,261,981	2,206,161
Foundation Finance Trust 2023-2, 144A, 6.530%, 06/15/49 (c)	841,000	841,099
Frontier Issuer, LLC, 144A, 6.600%, 08/20/53 (c)	1,000,000	956,747
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (c)	1,000,000	874,196
GoodLeap Sustainable Home Solutions Trust 2022-2, 144A, 4.000%, 04/20/49 (c)	2,334,541	2,008,267
Hertz Vehicle Financing III, LLC, 144A, 6.220%, 06/25/27 (c)	1,500,000	1,487,897
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (c)	831,619	626,424
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (c)	534,884	386,784
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	442,537	386,284
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	478,996	400,607
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,197,665	1,078,280
Mosaic Solar Loan Trust 2019-1, 144A, 4.370%, 12/21/43 (c)	540,231	489,216
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	367,016	313,531
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	398,850	336,991
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (c)	675,520	604,542
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (c)	827,921	668,966
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (c)	768,637	610,785
Mosaic Solar Loan Trust 2022-3, 144A, 6.100%, 06/20/53 (c)	1,356,387	1,337,212
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	371,818	348,601
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	456,401	409,223
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	125,748	122,455
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (c)	702,976	505,498
OneMain Financial Issuance Trust 2022-3, 144A, 5.940%, 05/15/34 (c)	1,750,000	1,740,135
OneMain Financial Issuance Trust 2022-S1, 144A, 4.130%, 05/14/35 (c)	2,520,000	2,420,709
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (c)	1,050,573	791,822
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (c)	1,493,877	1,271,200
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (c)	908,163	826,520
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(d)	1,900,000	1,828,338
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (c)	1,900,000	1,685,520
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	1,800,000	1,591,267
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (c)	500,000	446,471
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (c)	1,460,916	1,290,672
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (c)	2,076,744	1,708,107
Sunnova Helios IV Issuer, LLC, 144A, 2.980%, 06/20/47 (c)	712,694	635,061
Sunnova Helios V Issuer, LLC, 144A, 1.800%, 02/20/48 (c)	404,098	340,522
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (c)	869,248	708,344
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	891,391	749,584
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	887,169	812,376
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	892,507	777,029
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (c)	500,000	492,151
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (c)	750,000	741,208
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (c)	500,000	479,257
Tesla Auto Lease Trust 2023-A, 144A, 5.860%, 08/20/25 (c)	1,000,000	998,782
Tesla Auto Lease Trust 2023-A, 144A, 6.410%, 07/20/27 (c)	1,000,000	996,019
Tesla Auto Lease Trust 2023-B, 144A, 6.570%, 08/20/27 (c)	1,400,000	1,401,562
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (c)	1,311,382	1,105,185
Triumph Rail Holdings, LLC, 144A, 2.150%, 06/19/51 (c)	899,376	783,071
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	896,832	805,849

TOTAL ASSET-BACKED SECURITIES		51,124,227
(Cost $56,397,085)

MORTGAGE-BACKED SECURITIES: 25.7%
GINNIE MAE (MORTGAGE-BACKED): 1.0%
3.020%, 09/15/41	1,595,652	1,461,091
2.850%, 09/16/50 (d)	687,709	659,137
2.500%, 07/20/52	1,810,169	1,482,214
2.500%, 08/20/52	5,565,987	4,557,973
3.100%, 03/16/55 (d)	578,879	494,158
		8,654,573

FREDDIE MAC (MORTGAGE-BACKED): 6.6%
2.939%, 04/25/29	3,000,000	2,685,899
2.412%, 08/25/29	2,000,000	1,725,863
1.503%, 09/25/30	651,000	513,299
1.487%, 11/25/30	2,000,000	1,561,767
1.132%, 01/25/31	1,631,291	1,382,480
1.204%, 09/25/31	559,431	473,601
3.400%, 08/25/32 (d)	2,000,000	1,735,242
3.123%, 08/25/32 (d)	1,750,000	1,487,557
6.938%, 01/25/34, 144A (c)(d)	335,342	335,216
3.000%, 03/01/35	2,682,162	2,406,321
2.500%, 11/01/36	1,267,601	1,097,610
4.000%, 07/01/37	1,777,435	1,682,053
7.138%, 01/25/42, 144A (c)(d)	1,100,000	1,087,130
3.000%, 12/01/49	1,706,067	1,425,821
8.502%, 03/25/50, 144A (c)(d)	1,046,884	1,080,490
2.500%, 05/01/50	1,385,705	1,109,439
2.000%, 02/01/51	2,417,989	1,867,080
4.000%, 08/01/51	3,206,937	2,874,086
3.000%, 04/01/52	4,606,597	3,823,592
4.500%, 08/01/52	1,827,803	1,686,426
5.500%, 09/01/52	3,782,341	3,659,001
5.500%, 11/01/52	3,743,334	3,635,948
5.500%, 01/01/53	2,912,212	2,818,830
5.500%, 03/01/53	5,767,580	5,590,505
6.500%, 06/01/53	1,893,252	1,908,811
6.000%, 06/01/53	2,953,299	2,934,858
5.000%, 08/01/53	2,977,928	2,812,090
		55,401,015

FANNIE MAE (MORTGAGE-BACKED): 16.0%
2.899%, 02/25/27 (d)	1,702,838	1,587,474
3.003%, 01/25/28 (d)	1,739,133	1,592,709
3.166%, 03/25/28 (d)	1,066,593	983,935
3.412%, 06/25/28 (d)	1,813,352	1,684,967
3.665%, 09/25/28 (d)	1,775,728	1,661,189
2.937%, 06/25/29	1,703,863	1,535,664
1.429%, 12/25/30 (d)	2,700,000	2,096,914
4.656%, 04/25/33 (d)	2,000,000	1,891,476
2.000%, 03/01/36	2,162,216	1,863,647
4.000%, 08/01/37	1,704,084	1,622,350
2.000%, 11/01/40	1,623,971	1,317,426
2.500%, 12/01/40	2,419,317	2,017,396
2.000%, 12/01/40	3,861,905	3,132,020
4.000%, 02/01/41	1,342,061	1,212,720
7.288%, 11/25/41, 144A (c)(d)	1,500,000	1,477,979
4.000%, 01/01/42	1,233,812	1,130,566
3.000%, 01/01/42	2,478,840	2,103,801
3.500%, 07/01/43	3,366,250	2,975,120
3.000%, 11/01/46	2,607,018	2,206,430
3.500%, 09/01/49	4,173,399	3,650,801
3.000%, 10/01/49	1,265,469	1,061,036
3.500%, 01/01/50	2,465,290	2,159,770
2.500%, 03/01/50	1,581,133	1,268,273
2.500%, 08/01/50	1,677,144	1,354,961
2.500%, 09/01/50	5,613,034	4,495,308
2.000%, 10/01/50	3,155,280	2,421,885
2.500%, 11/01/50	1,683,955	1,347,606
1.500%, 11/01/50	2,307,656	1,671,068
2.500%, 12/01/50	3,459,602	2,769,941
2.000%, 12/01/50	1,503,314	1,154,781
2.500%, 01/01/51	1,540,074	1,232,774
2.500%, 05/01/51	1,547,513	1,236,504
2.500%, 07/01/51	7,756,793	6,195,934
2.000%, 09/01/51	2,722,357	2,077,747
2.500%, 10/01/51	2,542,233	2,024,918
2.000%, 10/01/51	2,659,472	2,033,038
2.500%, 11/01/51	2,785,348	2,217,647
3.500%, 01/01/52	2,431,728	2,100,098
3.000%, 02/01/52	2,718,793	2,253,501
2.500%, 02/01/52	3,492,431	2,779,015
3.500%, 04/01/52	6,280,701	5,418,076
3.500%, 06/01/52	3,667,338	3,169,697
4.500%, 07/01/52	2,836,561	2,608,428
4.000%, 07/01/52	7,178,978	6,410,390
3.500%, 07/01/52	3,707,701	3,231,835
4.500%, 08/01/52	2,929,447	2,707,621
5.000%, 09/01/52	2,939,272	2,778,013
4.500%, 10/01/52	2,764,466	2,547,363
6.000%, 11/01/52	2,833,675	2,805,909
4.500%, 01/01/53	2,911,700	2,676,548
6.000%, 02/01/53	2,816,308	2,795,842
5.500%, 03/01/53	1,937,496	1,874,641
5.000%, 03/01/53	1,950,688	1,846,446
5.500%, 05/01/53	9,672,306	9,375,193
5.500%, 08/01/53	2,934,338	2,847,995
		134,694,386

COMMERCIAL MORTGAGE-BACKED: 2.1%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (c)(d)	1,651,403	1,449,723
Angel Oak Mortgage Trust 2022-5, 144A, 4.500%, 05/25/67 (c)	1,770,181	1,667,779
Connecticut Avenue Securities Trust 2021-R01, 144A, 6.838%, 10/25/41 (c)(d)	645,000	644,229
Connecticut Avenue Securities Trust 2022-R08, 144A, 7.838%, 07/25/42 (c)(d)	1,452,634	1,480,610
Connecticut Avenue Securities Trust 2023-R01, 144A, 7.688%, 12/25/42 (c)(d)	1,385,816	1,410,385
Connecticut Avenue Securities Trust 2023-R06, 144A, 6.988%, 07/25/43 (c)(d)	1,434,953	1,436,019
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (c)(d)	730,580	619,989
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (c)(d)	1,475,584	1,251,107
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (c)(d)	762,938	646,934
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(d)	811,258	762,339
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(d)	349,906	318,539
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(d)	472,167	431,535
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(d)	1,013,648	940,712
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (c)(d)	67,171	60,296
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (c)(d)	1,601,081	1,356,775
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (c)	1,500,000	1,172,912
Towd Point Mortgage Trust 2015-2, 144A, 3.627%, 11/25/60 (c)(d)	1,013,477	995,094
Towd Point Mortgage Trust 2023-1, 144A, 3.750%, 01/25/63 (c)	1,147,801	1,055,074
		17,700,051
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $246,403,344)		216,450,025

TOTAL BONDS
(Cost $927,477,556)		831,855,268

TOTAL INVESTMENTS: 98.5%
(Cost $927,477,556)		831,855,268

OTHER ASSETS AND LIABILITIES - (NET): 1.5%		13,402,161

Net Assets: 100.0%		$845,257,429

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Rate shown reflects the accrual rate as of September 30, 2023 on securities with variable or step rates.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	-	-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.